Long-term debt and convertible promissory notes	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Debt Disclosure [Abstract]
Long-term debt and convertible promissory notes

NOTE 8 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	October 31, 2023	January 31, 2023

8% convertible note payable issued July 2022, due July 2023	$–	$30,138
8% convertible note payable issued September 2022, due September 2023	–	45,138
8% convertible note payable issued November 2022, due November 2023	–	51,108
8% convertible note payable issued February 2023, due February 2024	–	-
8% convertible note payable issued March 2023, due March 2024	–	–
	–	126,384
Less debt discount	–	(33,760)
Less current portion of convertible notes	–	(92,624)
Long-term convertible notes payable	$-	$-

On February 3, 2023, the Company entered into a convertible promissory note with 1800 Diagonal Lending in the aggregate principal amount of $48,675 (the “February 2023 Note”). The note bears interest at 8%, with an Original Issue Discount of $4,425 plus an additional $4,250 to pay for transaction fees of the lender, matures on February 2, 2024, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion.

On March 24, 2023, the Company entered into a convertible promissory note with 1800 Diagonal Lending in the aggregate principal amount of $48,675 (the “March 2023 Note”). The note bears interest at 8%, with an Original Issue Discount of $4,425 plus an additional $4,250 to pay for transaction fees of the lender, matures on March 24,2024, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion.

During the nine months ended October 31, 2023 and 2022, the Company recorded debt discounts of $146,368 and $168,080, respectively, due to the derivative liabilities, and original issue debt discounts and fees paid to lender of $17,350 and $39,575, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $197,477 and $192,931 for the nine months ended October 31, 2023 and 2022, respectively.

Notes Payable

On June 22, 2020, the Company received loan proceeds of $32,300 (net of $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, and is due in monthly installments of $158 beginning June 18, 2021 (extended to December 18, 2022).

In April 2022, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,400 for a one year policy period. The Company financed $24,750 of the policy over a nine month period. The monthly payments under the agreement are due in nine installments of $2,871, at an annual interest rate of 10.45%. During the nine months ended October 31, 2023, the note balance was paid in full.

In April 2023, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,500 for a one year policy period. The Company financed $24,850 of the policy over a nine month period. The monthly payments under the agreement are due in nine installments of $2,909, at an annual interest rate of 12.70%.

As of October 31, 2023, the notes payable, net balance was $40,946, which include term long notes payable of $30,359 and current portion of notes payable of $10,587, with accrued interest of $3,055. As of January 31, 2023, the notes payable, net balance was $35,154, which include term long notes payable of $30,618 and current portion of notes payable of $4,536, with accrued interest of $2,907.

NOTE 6 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	January 31, 2023	January 31, 2022

8% convertible note payable issued October 2021, due October 2022	$–	$69,300
8% convertible note payable issued November 2021, due November 2022	–	69,000
8% convertible note payable issued December 2021, due December 2022	–	63,000
8% convertible note payable issued February 2022, due February 2023	–	–
8% convertible note payable issued July 2022, due July 2023	30,138	–
8% convertible note payable issued October 2022, due October 2023	45,138	-
8% convertible note payable issued November 2022, due November 2023	51,108	–
	126,384	201,300
Less debt discount	(33,760)	(20,178)
Less current portion of convertible notes	(92,624)	(181,122)
Long-term convertible notes payable	$-	$-

On October 28, 2020, we received net proceeds of $82,000 from the issuance of a convertible note dated October 20, 2020 (the “October 2020 Note”). The note bears interest at 8%, includes OID of $8,500 and legal and due diligence fees of $3,000, matures on September 1, 2021, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2022, the noteholder converted a total of $96,900 of the note for 132,353 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2022.

On April 26, 2021, we received net proceeds of $60,000 from the issuance of a convertible note dated April 23, 2021 (the “April 2021 Note”). The note bears interest at 8%, includes legal and due diligence fees of $3,000, matures on April 23, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2022, the noteholder converted a total of $65,520 of the note for 161,190 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2022.

On May 11, 2021, we issued a convertible note in the aggregate principal amount of $53,000 (the “May 2021 Note”). The note bears interest at 8%, includes legal and due diligence fees of $3,000, matures on May 11, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2022, the noteholder converted a total of $55,120 of the note for 242,025 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2022.

On October 8, 2021, we issued a convertible promissory note in the aggregate principal amount of $69,300 (the “October 2021 Note”). The note bears interest at 8%, includes legal and due diligence fees of $3,000, with a 10% Original Issue Discount, matures on October 8, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $69,300 of the note for 242,690 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2023.

On November 15, 2021, the Company entered into a convertible promissory note with Sixth Street Lending LLC. (“Sixth Street”) in the aggregate principal amount of $60,500 (the “November 2021 Note”). The note bears interest at 8%, with an Original Issue Discount of $8,500, matures on November 15, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $69,000 of the note for 261,437 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2023.

On December 21, 2021, the Company entered into a convertible promissory note with Sixth Street in the aggregate principal amount of $55,000 (the “December 2021 Note”). The note bears interest at 8%, with an Original Issue Discount of $8,000, matures on December 21, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $63,000 of the note for 317,530 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2023.

On February 7, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending (formerly known as Sixth Street Lending LLC) in the aggregate principal amount of $74,800 (the “February 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $9,800, matures on February 7, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $74,800 of the note for 639,517 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2023.

On April 25, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending (formerly known as Sixth Street Lending LLC) in the aggregate principal amount of $71,500 (the “April 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $9,500, matures on April 25, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $71,500 of the note for 758,524 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2023.

On July 14, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $45,138 (the “July 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $10,138, matures on July 14, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $15,000 of the note for 205,198 shares of the Company’s common stock, leaving a balance of $30,138 as of January 31, 2023.

On October 3, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $45,138 (the “October 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $10,138, matures on October 3, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion.

On November 23, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $51,108 (the “November 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $11,219, matures on November 23, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion.

Notes Payable – SBA

On June 22, 2020, the Company received loan proceeds of $32,300 (net of $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $158 beginning June 16, 2021 (extended to June 18, 2023).

On February 16, 2021, the Company received loan proceeds of $32,497 under the Payroll Protection Program (“PPP”). The PPP loan bears interest at 1%, has a 5-year term, and is due in equal monthly installments beginning December 16, 2021 (extended to June 16, 2022). This loan was forgiven in full in March 2022. In March 2022, the Company’s SBA PPP loan was forgiven in full resulting in a gain on forgiveness of debt of $32,497 of principal and $354 of interest.

The note principal balance of totaled $32,400, with accrued interest of $2,833 and is included in long-term debt as of January 31, 2023.

Notes Payable

In April 2022, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,400 for a one year policy period. The Company financed $24,750 of the policy over a nine month period. The monthly payments under the agreement are due in nine installments of $2,871, at an annual interest rate of 10.45%. As of January 31, 2023, the note balance was $2,754.